Other Balance Sheet Components - Impairment on the Prepayment of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Balance Sheet Components
Impairment on the prepayment of investments	$ 20.6	$ 20.3	$ 0.9